Note 5 - Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Fiscal year ending June 30, 2014	Operating Leases
2014 (remaining six months)	$336
2015	689
2016	118
Total minimum lease payments	$1,143
Fiscal year ending June 30, 2013	Operating Leases
2014	$649
2015	689
2016	118
Total minimum lease payments	$1,456